COVID-19 Government Subsidies	12 Months Ended
Dec. 31, 2020
Government Subsidies [Abstract]
COVID-19 Government Subsidies	COVID-19 GOVERNMENT SUBSIDIES: The governments of various jurisdictions in which we have operations have approved legislation and taken administrative actions intended to aid businesses that have been adversely impacted by COVID-19, including making Subsidies available to eligible entities to subsidize or offset qualifying expenses, including employee wages, or to lower payroll taxes or required social insurance program contributions (in certain countries), in each case subject to limits and other specified criteria (collectively, COVID Subsidies). We determined that we qualified for an estimated aggregate of approximately $34 of COVID Subsidies for 2020 from various government authorities, which we recognized as a reduction to the related expenses in cost of goods sold (approximately $27) and SG&A (approximately $7) in our consolidated statement of operations. As of December 31, 2020, we received all but approximately $2 of the recognized COVID Subsidies, and have submitted, or expect to submit, claims for such remainder. The most significant of the COVID Subsidies that we recognized were provided under the Canadian Emergency Wage Subsidy (CEWS) first announced by the Government of Canada in April 2020. The COVID Subsidies we recognized in 2020 helped mitigate the adverse impact of COVID-19 on our business.